Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2023 (unaudited)
Portfolio of Investments
(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Fixed Income Securities (93.4%)
Armenia (2.7%)
Sovereign (2.7%)
Republic of Armenia Treasury Bond,
8.00%, 10/29/31	AMD	281,250	$628
9.00%, 4/29/26		295,710	736
9.25%, 4/29/28		225,790	554
9.60%, 10/29/33		2,807,668	6,867
9.75%, 10/29/50 - 10/29/52		694,472	1,694
			10,479
Benin (0.1%)
Sovereign (0.1%)
Benin Government International Bond,
5.75%, 3/26/26	EUR	204	222
Brazil (1.7%)
Sovereign (1.7%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/27	BRL	17,000	3,598
10.00%, 1/1/29		14,000	2,921
			6,519
Chile (1.4%)
Sovereign (1.4%)
Bonos de la Tesoreria de la Republica en pesos,
5.30%, 11/1/37	CLP	4,480,000	5,387
Colombia (5.1%)
Corporate Bond (0.3%)
Fideicomiso PA Costera,
6.25%, 1/15/34 (a)	COP	4,979,415	1,064
Sovereign (4.8%)
Colombia Government International Bond,
9.85%, 6/28/27		1,466,000	362
Colombian TES,
5.75%, 11/3/27		24,995,000	5,489
6.00%, 4/28/28		8,982,000	1,963
7.00%, 6/30/32		12,440,000	2,610
Colombian TES, Series B
7.00%, 3/26/31		8,239,000	1,765
7.75%, 9/18/30		6,916,000	1,567
	Face Amount (000)		Value (000)

Financiera de Desarrollo Territorial SA Findeter,
7.88%, 8/12/24 (a)	COP	20,551,000	$4,952
			18,708
			19,772
Czech Republic (4.0%)
Sovereign (4.0%)
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	57,320	2,148
2.00%, 10/13/33		117,440	4,501
2.75%, 7/23/29		214,430	9,139
			15,788
Dominican Republic (6.8%)
Sovereign (6.8%)
Dominican Republic Central Bank Note,
13.00%, 12/5/25 (a)	DOP	97,000	1,840
13.00%, 12/5/25		120,000	2,276
Dominican Republic International Bond,
8.00%, 1/15/27 - 3/12/27 (a)		129,000	2,160
9.75%, 6/5/26 (a)		224,000	4,073
12.00%, 8/8/25 - 10/3/25 (a)		332,790	6,164
12.75%, 9/23/29 (a)		357,200	7,359
13.63%, 2/3/33		120,250	2,650
			26,522
El Salvador (0.1%)
Sovereign (0.1%)
El Salvador Government International Bond,
5.88%, 1/30/25		$250	229
Honduras (0.0%)‡
Sovereign (0.0%)‡
Honduras Government International Bond,
7.50%, 3/15/24		92	92
Hungary (2.5%)
Sovereign (2.5%)
Hungary Government Bond,
2.25%, 4/20/33	HUF	677,000	1,294
3.00%, 10/27/27		1,387,460	3,274

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2023 (unaudited)
Portfolio of Investments (cont'd)
(Showing Percentage of Total Value of Investments)
	Face Amount (000)		Value (000)
Sovereign (cont’d)
3.00%, 4/25/41	HUF	1,548,910	$2,553
3.25%, 10/22/31		375,640	820
4.00%, 4/28/51		139,450	241
4.75%, 11/24/32		687,250	1,624
			9,806
India (3.8%)
Sovereign (3.8%)
India Government Bond,
7.10%, 4/18/29	INR	897,900	10,873
7.26%, 2/6/33		336,750	4,131
			15,004
Indonesia (9.0%)
Sovereign (9.0%)
Indonesia Treasury Bond,
6.50%, 2/15/31	IDR	114,953,000	7,679
7.00%, 9/15/30		20,194,000	1,391
7.00%, 2/15/33		25,000,000	1,746
7.13%, 6/15/42 - 6/15/43		113,394,000	8,030
7.38%, 5/15/48		7,875,000	558
7.50%, 6/15/35		83,000,000	5,995
8.38%, 4/15/39		65,600,000	5,114
8.75%, 5/15/31		58,978,000	4,502
			35,015
Jordan (0.7%)
Sovereign (0.7%)
Jordan Government International Bond,
4.95%, 7/7/25		$2,735	2,671
Malaysia (6.0%)
Sovereign (6.0%)
Malaysia Government Bond,
3.58%, 7/15/32	MYR	6,289	1,363
3.76%, 5/22/40		60,220	12,831
4.07%, 6/15/50		3,400	731
4.23%, 6/30/31		37,167	8,475
			23,400
Mexico (11.9%)
Sovereign (11.9%)
Mexican Bonos,
7.50%, 6/3/27	MXN	50,000	2,820
	Face Amount (000)		Value (000)

7.75%, 5/29/31	MXN	262,000	$14,698
8.50%, 5/31/29 - 11/18/38		105,000	6,159
Mexican Udibonos,
2.75%, 11/27/31		140,207	7,357
4.00%, 11/30/28		204,002	11,837
Petroleos Mexicanos,
4.25%, 1/15/25		$1,850	1,759
6.88%, 10/16/25		1,720	1,659
			46,289
Panama (0.1%)
Sovereign (0.1%)
Panama Bonos del Tesoro,
6.38%, 7/25/33		226	224
Peru (5.0%)
Sovereign (5.0%)
Peru Government Bond,
5.35%, 8/12/40	PEN	8,818	2,091
5.40%, 8/12/34		3,376	840
5.94%, 2/12/29		1,570	431
6.15%, 8/12/32		33,880	9,104
6.35%, 8/12/28		10,000	2,813
7.30%, 8/12/33		14,016	4,047
			19,326
Romania (3.9%)
Sovereign (3.9%)
Romania Government Bond,
2.50%, 10/25/27	RON	31,700	6,081
4.75%, 2/24/25 - 10/11/34		29,455	6,296
5.80%, 7/26/27		9,410	2,050
8.75%, 10/30/28		3,970	974
			15,401
Serbia (5.0%)
Sovereign (5.0%)
Serbia Treasury Bonds,
4.50%, 1/11/26 - 8/20/32	RSD	1,942,790	16,705
5.88%, 2/8/28		268,050	2,597
			19,302

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2023 (unaudited)
Portfolio of Investments (cont'd)
(Showing Percentage of Total Value of Investments)
	Face Amount (000)		Value (000)
South Africa (10.9%)
Sovereign (10.9%)
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	38,330	$1,923
8.75%, 1/31/44		423,900	17,639
9.00%, 1/31/40		343,230	14,995
10.50%, 12/21/26		136,800	8,004
			42,561
Sri Lanka (1.3%)
Sovereign (1.3%)
Sri Lanka Treasury Bill,
0.00%, 8/11/23 - 12/8/23	LKR	1,712,000	5,184
Supranational (0.1%)
Sovereign (0.1%)
International Finance Corp.,
16.00%, 2/21/25	UZS	7,000,000	605
Suriname (0.8%)
Sovereign (0.8%)
Suriname Government International Bond,
9.25%, 10/26/26		$2,587	2,164
12.88%, 12/30/23 (a)(b)		326	276
12.88%, 12/30/23 (b)		620	525
			2,965
Thailand (3.1%)
Sovereign (3.1%)
Thailand Government Bond,
1.59%, 12/17/35	THB	70,000	1,809
1.60%, 12/17/29 - 6/17/35		70,328	1,901
1.88%, 6/17/49		50,000	1,128
2.00%, 6/17/42		226,000	5,746
3.30%, 6/17/38		50,000	1,542
			12,126
Uruguay (3.7%)
Sovereign (3.7%)
Uruguay Government International Bond,
3.88%, 7/2/40	UYU	274,902	7,923
8.50%, 3/15/28 (a)		69,890	1,825
9.75%, 7/20/33		160,157	4,483
	Face Amount (000)		Value (000)

Uruguay Monetary Regulation Bill,
0.00%, 7/3/24	UYU	15,950	$390
			14,621
Uzbekistan (2.9%)
Corporate Bonds (1.3%)
Ipoteka-Bank ATIB,
16.00%, 4/16/24	UZS	10,170,000	850
Uzbek Industrial & Construction Bank ATB via Daryo Finance BV,
18.75%, 6/15/25		48,515,300	4,200
			5,050
Sovereign (1.6%)
Republic of Uzbekistan International Bond,
14.00%, 7/19/24		45,910,000	3,896
14.50%, 11/25/23		27,520,000	2,378
			6,274
			11,324
Zambia (0.8%)
Sovereign (0.8%)
Zambia Government Bond,
11.00%, 1/25/26 - 6/28/26	ZMW	44,154	1,973
12.00%, 6/28/28 - 11/29/28		9,000	318
13.00%, 1/25/31		15,270	507
13.00%, 12/27/31		1,070	33
14.00%, 4/24/32		3,515	113
			2,944
Total Fixed Income Securities (Cost $368,827)			363,778
Short-Term Investments (6.3%)

U.S. Treasury Security (1.7%)
U.S. Treasury Bill,
5.01%, 11/30/23 (c)	$4,416	$4,338
5.32%, 11/30/23 (c)	250	$246
5.40%, 11/30/23 (c)	380	$373
5.43%, 11/30/23 (c)	1,372	$1,348
5.44%, 11/30/23 (c)	150	$148
Total U.S. Treasury Security (Cost $6,460)		6,453

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2023 (unaudited)
Portfolio of Investments (cont'd)
(Showing Percentage of Total Value of Investments)

Shares		Value (000)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $17,894)	17,894,257	$17,894
Total Short-Term Investments (Cost $24,354)		24,347
TOTAL INVESTMENTS EXCLUDING PURCHASED OPTIONS (105.2%)(COST $393,181)		388,125
TOTAL PURCHASED OPTIONS OUTSTANDING (0.3%) (COST $1,006)		1,199
TOTAL INVESTMENTS (100%) (Cost $394,187)(e)(f)(g)		389,324
LIABILITIES IN EXCESS OF OTHER ASSETS		(20,205)
NET ASSETS		369,119
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
‡	Amount is less than 0.05%.
(a)	144A security − Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of July 31, 2023. Maturity date disclosed is the ultimate maturity date.
(c)	Rate shown is the yield to maturity at July 31, 2023.
(d)
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds - Treasury Securities
Portfolio - (the "Liquidity Funds"), an open-end management
investment company managed by the Adviser. Advisory
fees paid by the Fund are reduced by an amount equal to
its pro-rata share of the advisory and administration fees
paid by the Fund due to its investment in the Liquidity
Funds. For the nine months ended July 31, 2023 advisory
fees paid were reduced by approximately $16,000
relating to the Fund's investment in the Liquidity Funds.

(e)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(f)
The Fund is permitted to purchase and sell securities
("cross-trade") from and to other Morgan Stanley Funds as
well as other funds and client accounts for which the
Adviser or an affiliate of the Adviser serves as investment
adviser, pursuant to procedures approved by
the Directorss in compliance with Rule 17a-7 under the Act
(the "Rule"). Each cross-trade is executed at the current
market price in compliance with provisions of the Rule. For
the nine months ended July 31, 2023, the Fund did not
engage in any cross-trade transactions.

(g)
At July 31, 2023, the aggregate cost for federal income
tax purposes approximates the aggregate cost for book
purposes. The aggregate gross unrealized appreciation is
approximately $25,461,000 and the aggregate gross
unrealized depreciation is approximately $32,768,000,
resulting in net unrealized depreciation of approximately
$7,307,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2023 (unaudited)
Portfolio of Investments (cont'd)
(Showing Percentage of Total Value of Investments)

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at July 31, 2023:
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.	EUR	1,429	HUF	574,800	1/11/24	$3
Australia & New Zealand Banking Group Ltd.	EUR	421	RON	2,100	9/20/23	4
Australia & New Zealand Banking Group Ltd.	MXN	83,345		$4,708	9/20/23	(226)
Bank of America NA		$9,617	EUR	8,868	9/20/23	156
Bank of America NA	ZAR	1,795		$93	9/18/23	(7)
Barclays Bank PLC	COP	4,660,000		$1,106	9/20/23	(66)
Barclays Bank PLC	EUR	1,905	HUF	813,165	1/30/24	127
Barclays Bank PLC	MYR	2,060		$467	8/15/23	9
Barclays Bank PLC	MYR	49,630		$10,802	9/20/23	(240)
Barclays Bank PLC	PEN	18,300		$4,976	9/20/23	(84)
Barclays Bank PLC		$3,838	COP	17,107,000	9/20/23	466
Barclays Bank PLC		$6,480	MXN	110,732	9/20/23	75
Barclays Bank PLC		$16	MXN	268	9/20/23	—@
Barclays Bank PLC		$1,146	MYR	5,060	8/15/23	(23)
Barclays Bank PLC		$11,367	MYR	52,120	9/20/23	229
Barclays Bank PLC		$934	PEN	3,430	9/20/23	14
Barclays Bank PLC	ZAR	30,000		$1,597	9/20/23	(73)
Barclays Bank PLC	ZAR	27,000		$1,437	9/20/23	(66)
Barclays Bank PLC	ZAR	74,000		$3,939	9/20/23	(180)
Barclays Bank PLC	ZAR	4,500		$240	9/20/23	(11)
BNP Paribas SA	BRL	2,493		$525	9/5/23	1
BNP Paribas SA	BRL	2,493		$526	8/2/23	(1)
BNP Paribas SA	CLP	4,480,000		$5,382	9/20/23	69
BNP Paribas SA	COP	2,582,000		$602	9/20/23	(47)
BNP Paribas SA	EUR	2,522	HUF	958,000	9/20/23	(88)
BNP Paribas SA	EUR	447	HUF	182,066	1/11/24	8
BNP Paribas SA	EUR	493	HUF	201,134	1/11/24	9
BNP Paribas SA	EUR	2,148	PLN	9,638	9/20/23	33
BNP Paribas SA	EUR	2,072	PLN	9,297	9/20/23	32
BNP Paribas SA	EUR	8,778	PLN	39,664	9/20/23	203
BNP Paribas SA	PLN	5,600	EUR	1,248	9/20/23	(19)
BNP Paribas SA		$529	BRL	2,493	8/2/23	(1)
BNP Paribas SA		$4,791	IDR	72,000,000	10/18/23	(18)
BNP Paribas SA		$334	KRW	422,000	9/20/23	(2)
Citibank NA	CZK	24,000		$1,086	9/20/23	(16)
Citibank NA	EUR	2,614		$2,853	8/4/23	(21)
Citibank NA	EUR	2,492		$2,720	8/4/23	(21)
Citibank NA	EUR	289		$316	8/4/23	(2)
Citibank NA	EUR	579		$632	8/4/23	(5)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2023 (unaudited)
Portfolio of Investments (cont'd)
(Showing Percentage of Total Value of Investments)
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	552		$602	8/4/23	$(5)
Citibank NA	EUR	276		$301	8/4/23	(2)
Citibank NA	EUR	1,802		$1,967	8/4/23	(15)
Citibank NA	EUR	1,718		$1,875	8/4/23	(14)
Citibank NA		$7,309	BRL	35,000	9/5/23	48
Citibank NA		$2,864	EUR	2,624	8/4/23	21
Citibank NA		$3,397	EUR	3,113	8/4/23	26
Citibank NA		$7,427	ILS	27,500	8/28/23	59
Citibank NA		$4,075	KRW	5,200,000	9/20/23	15
Citibank NA		$1,506	PEN	5,375	9/20/23	(20)
Citibank NA		$255	UYU	9,937	9/20/23	8
Citibank NA	UYU	139,867		$3,591	9/20/23	(116)
Citibank NA	ZAR	27,764		$1,475	9/20/23	(71)
Citibank NA	ZAR	4,595		$244	9/20/23	(12)
Citibank NA	ZAR	73,300		$3,894	9/20/23	(187)
Citibank NA	ZAR	29,100		$1,546	9/20/23	(74)
Credit Agricole CIB		$6,696	MYR	30,670	9/20/23	128
Goldman Sachs International	BRL	3,770		$780	9/5/23	(13)
Goldman Sachs International	BRL	2,307		$485	9/5/23	—@
Goldman Sachs International	BRL	2,307		$486	8/2/23	(1)
Goldman Sachs International	COP	11,091,829		$2,616	9/20/23	(174)
Goldman Sachs International	CZK	9,770	EUR	408	9/20/23	1
Goldman Sachs International	CZK	5,000	EUR	209	9/20/23	1
Goldman Sachs International	EUR	4,249	CZK	101,695	9/20/23	(11)
Goldman Sachs International	EUR	1,253	CZK	30,000	9/20/23	(3)
Goldman Sachs International	EUR	877	CZK	21,000	9/20/23	(2)
Goldman Sachs International	EUR	2,354	HUF	901,750	9/20/23	(62)
Goldman Sachs International	EUR	2,499	HUF	958,000	9/20/23	(63)
Goldman Sachs International	EUR	987	HUF	387,753	9/20/23	2
Goldman Sachs International	PEN	10,000		$2,720	9/20/23	(45)
Goldman Sachs International	PEN	2,000		$544	9/20/23	(9)
Goldman Sachs International	RON	11,400	EUR	2,283	9/20/23	(21)
Goldman Sachs International		$4,866	BRL	23,524	9/5/23	79
Goldman Sachs International		$488	BRL	2,307	8/2/23	(—@ )
Goldman Sachs International		$2,868	MYR	13,160	9/20/23	60
Goldman Sachs International		$2,085	MYR	9,570	9/20/23	44
Goldman Sachs International		$1,004	MYR	4,600	8/15/23	17
Goldman Sachs International		$1,815	ZAR	32,746	9/20/23	8
HSBC Bank PLC	CNH	9,100		$1,273	9/20/23	(6)
HSBC Bank PLC	EUR	8,839	PLN	39,902	9/20/23	196

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2023 (unaudited)
Portfolio of Investments (cont'd)
(Showing Percentage of Total Value of Investments)
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
HSBC Bank PLC	EUR	2,141	PLN	9,610	9/20/23	$33
HSBC Bank PLC	EUR	2,094	PLN	9,400	9/20/23	33
HSBC Bank PLC	EUR	1,081	PLN	4,852	9/20/23	17
HSBC Bank PLC	EUR	1,049	PLN	4,710	9/20/23	17
HSBC Bank PLC	KRW	4,795,000		$3,779	9/20/23	7
HSBC Bank PLC	PLN	5,500	EUR	1,225	9/20/23	(19)
HSBC Bank PLC	PLN	2,800	EUR	624	9/20/23	(10)
HSBC Bank PLC		$57	BRL	279	9/20/23	1
HSBC Bank PLC		$21,669	KRW	27,495,000	9/20/23	(39)
HSBC Bank PLC	ZAR	27,000		$1,434	9/20/23	(70)
HSBC Bank PLC	ZAR	74,000		$3,929	9/20/23	(191)
HSBC Bank PLC	ZAR	30,000		$1,593	9/20/23	(77)
JPMorgan Chase Bank NA	BRL	4,800		$997	8/2/23	(18)
JPMorgan Chase Bank NA	EUR	973	HUF	383,200	9/20/23	4
JPMorgan Chase Bank NA	EUR	1,486	HUF	574,800	9/20/23	(23)
JPMorgan Chase Bank NA		$1,012	BRL	4,800	8/2/23	3
JPMorgan Chase Bank NA		$8,577	CLP	6,930,500	9/20/23	(359)
JPMorgan Chase Bank NA		$2,811	ILS	10,392	8/24/23	18
JPMorgan Chase Bank NA		$2,765	ILS	10,233	8/24/23	20
JPMorgan Chase Bank NA		$140	NGN	118,852	6/20/24	(1)
JPMorgan Chase Bank NA		$3,166	THB	108,717	9/20/23	25
JPMorgan Chase Bank NA		$6,092	THB	209,045	9/20/23	44
JPMorgan Chase Bank NA		$1,328	TRY	34,000	8/8/23	(70)
JPMorgan Chase Bank NA		$360	TRY	9,150	8/8/23	(22)
JPMorgan Chase Bank NA		$1,886	UZS	23,672,156	10/24/23	122
JPMorgan Chase Bank NA		$630	UZS	7,827,844	11/7/23	32
JPMorgan Chase Bank NA	ZAR	103,900		$5,497	9/18/23	(288)
Standard Chartered Bank	COP	10,715,000		$2,490	9/20/23	(205)
Standard Chartered Bank	INR	60,000		$728	9/20/23	(—@ )
Standard Chartered Bank	MXN	134,900		$7,647	9/20/23	(339)
Standard Chartered Bank	PEN	963		$262	9/20/23	(4)
Standard Chartered Bank	PEN	18,852		$5,125	9/20/23	(88)
Standard Chartered Bank	PEN	4,876		$1,326	9/20/23	(23)
Standard Chartered Bank		$20,122	BRL	97,530	9/5/23	380
Standard Chartered Bank		$15,249	CNH	104,775	8/8/23	(581)
Standard Chartered Bank		$6,665	MXN	117,586	9/20/23	295
Standard Chartered Bank		$14,230	THB	490,250	9/20/23	158
Standard Chartered Bank		$1,071	THB	36,900	9/20/23	12
Standard Chartered Bank	ZAR	4,500		$239	9/20/23	(12)
State Street Bank and Trust Co.	MXN	25,000		$1,415	9/20/23	(64)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2023 (unaudited)
Portfolio of Investments (cont'd)
(Showing Percentage of Total Value of Investments)
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
State Street Bank and Trust Co.	MXN	81,000		$4,569	9/20/23	$(226)
State Street Bank and Trust Co.	PEN	7,574		$2,066	9/20/23	(28)
State Street Bank and Trust Co.	PEN	770		$210	9/20/23	(3)
State Street Bank and Trust Co.	PEN	2,599		$709	9/20/23	(10)
State Street Bank and Trust Co.		$1,171	CNH	8,410	9/20/23	11
State Street Bank and Trust Co.		$6,107	PEN	22,292	9/20/23	56
UBS AG	CZK	9,750	EUR	407	9/20/23	1
UBS AG	EUR	2,506	CZK	60,000	9/20/23	(6)
UBS AG	EUR	1,712	CZK	41,000	9/20/23	(4)
UBS AG	EUR	5,641	HUF	2,139,926	9/20/23	(206)
UBS AG	EUR	6,229	HUF	2,362,800	9/20/23	(228)
UBS AG	EUR	405	PLN	1,800	9/20/23	2
UBS AG	HUF	2,331,670	EUR	6,146	9/20/23	225
UBS AG	IDR	98,731,000		$6,576	10/18/23	32
UBS AG		$17,361	IDR	260,648,354	10/18/23	(85)
UBS AG	ZAR	27,648		$1,506	9/18/23	(34)
UBS AG	ZAR	40,959		$2,231	9/18/23	(50)
UBS AG	ZAR	59,205		$3,057	9/18/23	(240)
						$(2,067)

Call Options Purchased:
The Fund had the following call options purchased open at July 31, 2023:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (000)
BNP Paribas SA	USD/CNH	CNH	7.00	Jan–24	14,400,000	$14,400	$253	$150	$103

Put Options Purchased:
The Fund had the following put options purchased open at July 31, 2023:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (000)
Barclays Bank PLC	USD/BRL	BRL	4.90	Jan–24	22,240,000	$22,240	$946	$856	$90

Call Options Written:
The Fund had the following call options written open at July 31, 2023:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (000)
BNP Paribas SA	USD/CNH	CNH	7.50	Jan 26	(14,400,000)	$14,400	$(33)	$(53)	$20

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2023 (unaudited)
Portfolio of Investments (cont'd)
(Showing Percentage of Total Value of Investments)

Futures Contracts:
The Fund had the following futures contracts open at July 31, 2023:
	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (000)
Short:
U.S. Treasury 10 yr. Note (United States)	2	Sep-23	$(200)	$(223)	$1

Interest Rate Swap Agreement:
The Fund had the following interest rate swap agreement open at July 31, 2023:
Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	PIBR	Pay	(8.93)%	Quarterly/ Quarterly	6/21/28	COP	33,000,000	$(318)	$—	$(318)
Morgan Stanley & Co. LLC	WIBOR	Receive	(6.02)	Annual/ Semi-Annual	12/21/27	PLN	15,270	(298)	—	(298)
Morgan Stanley & Co. LLC	WIBOR	Receive	(5.85)	Annual/ Semi-Annual	12/21/32		9,110	(256)	—	(256)
Morgan Stanley & Co. LLC	WIBOR	Receive	(5.56)	Annual/ Semi-Annual	12/21/27		13,330	(193)	—	(193)
Morgan Stanley & Co. LLC	WIBOR	Receive	(5.53)	Annual/ Semi-Annual	12/21/32		7,990	(175)	—	(175)
Morgan Stanley & Co. LLC	THOR	Receive	2.37	Quarterly/ Quarterly	6/21/28	THB	300,000	(35)	—	(35)
Morgan Stanley & Co. LLC	CNRR	Pay	2.42	Quarterly/ Quarterly	12/21/27	CNY	284,209	(13)	—	(13)
Morgan Stanley & Co. LLC	CNRR	Pay	2.43	Quarterly/ Quarterly	9/20/28		11,240	(5)	—	(5)
Morgan Stanley & Co. LLC	CNRR	Pay	2.5	Quarterly/ Quarterly	6/21/28		34,000	7	—	7
Morgan Stanley & Co. LLC	THOR	Receive	2.68	Quarterly/ Quarterly	6/21/33	THB	120,000	(14)	—	(14)
Morgan Stanley & Co. LLC	3 Month KSDA	Receive	3.32	Quarterly/ Quarterly	6/21/33	KRW	4,500,000	(64)	—	(64)
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	3.59	Quarterly/ Quarterly	9/20/33		7,265,000	37	—	37
Morgan Stanley & Co. LLC	3 Month KSDA	Receive	3.61	Quarterly/ Quarterly	6/21/28		13,120,000	16	—	16
Morgan Stanley & Co. LLC	PRIBO	Pay	3.94	Semi- Annual/ Annual	9/20/33	CZK	24,972	—@	—	—@
Morgan Stanley & Co. LLC	PRIBO	Pay	3.96	Semi- Annual/ Annual	9/20/33		49,943	3	—	3
Morgan Stanley & Co. LLC	PRIBO	Pay	3.96	Semi- Annual/ Annual	9/20/33		75,085	7	—	7
Morgan Stanley & Co. LLC	WIBOR	Receive	5.16	Semi- Annual/ Annual	6/21/28	PLN	17,000	86	—	86
Morgan Stanley & Co. LLC	WIBOR	Receive	5.26	Semi- Annual/ Annual	6/12/28		40,000	241	—	241

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2023 (unaudited)
Portfolio of Investments (cont'd)
(Showing Percentage of Total Value of Investments)
Interest Rate Swap Agreement: (cont'd)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	MIBOR	Pay	6.52%	Semi- Annual/ Semi-Annual	9/20/25	INR	1,815,000	$(37)	$—	$(37)
Morgan Stanley & Co. LLC	JIBAR	Receive	7.67	Quarterly/ Quarterly	1/19/28	ZAR	13,200	(19)	—	(19)
Morgan Stanley & Co. LLC	JIBAR	Receive	7.71	Quarterly/ Quarterly	1/19/28		12,810	(17)	—	(17)
Morgan Stanley & Co. LLC	JIBAR	Receive	7.71	Quarterly/ Quarterly	1/20/28		13,590	(18)	—	(18)
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.21	Monthly/ Monthly	7/13/33	MXN	90,000	(29)	—	(29)
Morgan Stanley & Co. LLC	JIBAR	Receive	8.26	Quarterly/ Quarterly	2/27/28	ZAR	46,319	(11)	—	(11)
Morgan Stanley & Co. LLC	JIBAR	Receive	8.38	Quarterly/ Quarterly	2/27/28		44,310	2	—	2
Morgan Stanley & Co. LLC	JIBAR	Receive	8.39	Quarterly/ Quarterly	2/24/28		41,356	4	—	4
Morgan Stanley & Co. LLC	JIBAR	Receive	8.39	Quarterly/ Quarterly	2/24/28		44,015	4	—	4
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.73	Quarterly/ Quarterly	4/17/28	MXN	61,000	30	—	30
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	9.19	Quarterly/ Quarterly	2/18/28		150,700	216	—	216
Morgan Stanley & Co. LLC	6 Month CLICP	Pay	9.22	Semi- Annual/ Semi-Annual	1/27/24	CLP	16,448,000	42	—	42
Morgan Stanley & Co. LLC	6 Month CLICP	Pay	9.26	Semi- Annual/ Maturity	1/28/24		19,625,000	57	—	57
Morgan Stanley & Co. LLC	6 Month CLICP	Pay	9.38	Semi- Annual/ Semi-Annual	1/20/24		9,270,400	23	—	23
Morgan Stanley & Co. LLC	6 Month CLICP	Pay	9.39	Semi- Annual/ Semi-Annual	1/21/24		32,446,600	83	—	83
Morgan Stanley & Co. LLC	BRL-CDI	Pay	9.99	Maturity/ Maturity	1/4/27	BRL	30,000	(12)	—	(12)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	10.02	Maturity/ Maturity	1/4/27		30,200	(17)	—	(17)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	13.24	Maturity/ Maturity	1/2/24		215,000	69	—	69
Morgan Stanley & Co. LLC	BRL-CDI	Pay	14.52	Annual/ Semi-Annual	1/2/24		82,920	205	—	205
								$(399)	$—	$(399)

@	Value is less than $500.

AMD	— Armenian Dram
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2023 (unaudited)
Portfolio of Investments (cont'd)
(Showing Percentage of Total Value of Investments)
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
LKR	— Sri Lankan Rupee
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RON	— Romanian New Leu
RSD	— Serbia Dinar
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
UYU	— Uruguay Peso
UZS	— Uzbekistan Som
ZAR	— South African Rand
ZMW	— Zambian Kwacha

Portfolio Composition
Classification	Percentage of Total Investments
Sovereign	92.1%
Short-Term Investments	6.3
Other*	1.6
Total Investments	100.0%**

*	Industries and/or investment types representing less than 5% of total investments.
**
Does not include open long/short futures contracts with a value of approximately $223,000 and net unrealized appreciation of approximately
$1,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $2,067,000.
Also does not include open swap agreements with net unrealized depreciation of approximately $399,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

July 31, 2023 (unaudited)
Notes to Portfolio of Investments
Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors ("the Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited")(the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan stanley, determines that the price provided by the outside pricing service/ vendor does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub- Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors, Adviser or the Sub-Adviser by using a pricing service and/or procedures approved by the Directors; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/ dealer or valued by a pricing service/vendor; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) over-the-counter (“OTC”) swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

July 31, 2023 (unaudited)
Notes to Portfolio of Investments (cont'd)
data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

July 31, 2023 (unaudited)
Notes to Portfolio of Investments (cont'd)
The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$6,114	$—	$6,114
Sovereign	—	357,664	—	357,664
Total Fixed Income Securities	—	363,778	—	363,778
Call Options Purchased	—	253	—	253
Put Options Purchased	—	946	—	946
Short-Term Investments
U.S. Treasury Securities	—	6,453	—	6,453
Investment Company	17,894	—	—	17,894
Total Short-Term Investments	17,894	6,453	—	24,347
Foreign Currency Forward Exchange Contracts	—	3,699	—	3,699
Future Contract	1	—	—	1
Interest Rate Swap Agreements	—	1,132	—	1,132
Total Assets	17,895	376,261	—	394,156
Liabilities:
Call Option Written	—	(33)	—	(33)
Foreign Currency Forward Exchange Contracts	—	(5,766)	—	(5,766)
Interest Rate Swap Agreements	—	(1,531)	—	(1,531)
Total Liabilities	—	(7,330)	—	(7,330)
Total	$17,895	$368,931	$—	$386,826
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.